Disclosure of subsidiaries (Details)	12 Months Ended
Dec. 31, 2017
Chelsea Oil Australia Pty. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Cooper-Eromanga Oil Inc. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Cooper Basin Oil and Gas Inc. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	20.00%